Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Aug. 31, 2013	Nov. 30, 2012
General [Policy Text Block]
a.	General:

Orgenesis Inc. (formerly Business Outsourcing Services, Inc.) (the "Company”), incorporated in the state of Nevada on June 5, 2008 is currently developing a new technology for regeneration of functional insulin-producing cells, thus, enabling normal glucose regulated insulin secretion, via cell therapy.

On August 31, 2011, the Company changed its name from “Business Outsourcing Services, Inc.” to “Orgenesis Inc.”, by way of merger with its wholly-owned subsidiary Orgenesis Inc., which was formed solely for the change of name.

On October 11, 2011, the Company incorporated a wholly-owned subsidiary in Israel, Orgenesis Ltd. (the “Subsidiary”), which is engaged in research and development. On July 31, 2013, the Company incorporated a wholly-owned subsidiary in Maryland Orgenesis Inc. (the “US Subsidiary”), which will be engaged in research and development. The US subsidiary has not commenced its operation yet.

Unless the context indicates otherwise, the term “Group” refers to Orgenesis Inc. and its subsidiaries, Orgenesis Ltd (the “Subsidiary”) and Orgenesis Inc. (the “US Subsidiary” in Maryland)

On February 2, 2012, the Subsidiary entered into an agreement with Tel Hashomer Medical Research, Infrastructure and Services Ltd (the “Licensor”). The Subsidiary was granted a worldwide royalty bearing, exclusive license to certain information regarding a molecular and cellular approach directed at converting liver cells into functional insulin producing cells, as treatment for diabetes.

The Group is engaged in research and development in the biotechnology field and is considered a development stage company in accordance with ASC Topic 915 “Development Stage Entities”.

NOTE 1 -	SIGNIFICANT ACCOUNTING POLICIES

a.	General:

Orgenesis Inc. (formerly Business Outsourcing Services, Inc.) (the “Company”), incorporated in the state of Nevada on June 5, 2008 is currently developing a new technology for regeneration of functional insulin-producing cells, thus, enabling normal glucose regulated insulin secretion, via cell therapy.

On August 31, 2011, the Company changed its name from “Business Outsourcing Services, Inc.” to “Orgenesis Inc.”, by way of merger with its wholly-owned subsidiary Orgenesis Inc., which was formed solely for the change of name.

On October 11, 2011, the Company incorporated a wholly-owned subsidiary in Israel, Orgenesis Ltd. (the "Subsidiary"), which is engaged in research and development. Unless the context indicates otherwise, the term “Group” refers to Orgenesis Inc. and its Israeli subsidiary, Orgenesis Ltd. (the “Subsidiary”).

On February 2, 2012, the Subsidiary entered into an agreement with Tel Hashomer Medical Research, Infrastructure and Services Ltd. (the "Licensor"). The Subsidiary was granted a worldwide royalty bearing, exclusive license to certain information regarding a molecular and cellular approach directed at converting liver cells into functional insulin producing cells, as treatment for diabetes.

The Group is engaged in research and development in the biotechnology field and is considered a development stage company in accordance with ASC Topic 915 “Development Stage Entities”.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has net losses for the period from inception (June 5, 2008) through November 30, 2012, of $5,135,816 as well as negative cash flow from operating activities. Presently, the Company does not have sufficient cash resources to meet its requirements in the twelve months following November 30, 2012. These factors raise substantial doubt about the Company's ability to continue as a going concern. Management is in the process of evaluating various financing alternatives, as the Company will need to finance future research and development activities and general and administrative expenses through fund raising in the public or private equity markets. Although there is no assurance that the Company will be successful with those initiatives, management believes that it will be able to secure the necessary financing as a result of ongoing financing discussions with third party investors and existing shareholders, including via future exercise of 1,100,000 warrants for a total amount of $600,000 as mentioned in note 3(2).

These consolidated financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern. The Company's continuation as a going concern is dependent on its ability to obtain additional financing as may be required and ultimately to attain profitability.

Basis Of Presentation [Policy Text Block]
b.	Basis Of Presentation

The accompanying unaudited interim condensed consolidated financial statements as of August 31, 2013 have been prepared in accordance with accounting principles generally accepted in the United States. Accordingly, they do not include all the information and footnotes required for annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair statement have been included. The accounting principles applied in the preparation of the interim statements are consistent with those applied in the preparation of the annual financial statements; however, the interim statements do not include all the information and explanations required for the annual financial statements. The condensed consolidated balance sheet data as of November 30, 2012 was derived from the Company’s audited financial statements, but does not include all disclosures required by generally accepted accounting principles. For additional information, including the Company’s significant accounting policies, refer to the consolidated financial statements and related footnotes in the Company’s fiscal 2012 Annual Report on Form 10-K. Operating results for the nine months ended August 31, 2013, are not necessarily indicative of the results that be expected for the year ending November 30, 2013.

b.	Accounting principles

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Going concern considerations [Policy Text Block]
c.	Going concern considerations

The accompanying unaudited interim condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has stockholders' deficiency in a total amount of $1,306,183 and net losses for the period from inception (June 5, 2008) through August 31, 2013, of $8,959,699 as well as a negative cash flow from operating activities. Presently, the Company does not have sufficient cash resources to meet its plans in the twelve months following August 31, 2013. These factors raise substantial doubt about the Company's ability to continue as a going concern. Management is in the process of evaluating various financing alternatives, as the Company will need to finance future research and development activities and general and administrative expenses through fund raising in the public or private equity markets. Although there is no assurance that the Company will be successful with those initiatives, management believes that it will be able to secure the necessary financing as a result of ongoing financing discussions with third party investors and existing shareholders.

These consolidated financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern. The Company's continuation as a going concern is dependent on its ability to obtain additional financing as may be required and ultimately to attain profitability.

Warrants issued as part of capital raisings that are classified as a liability [Policy Text Block]
d.	Warrants issued as part of capital raisings that are classified as a liability

Warrants that entitle the holder to down-round protection (through ratchet and anti-dilution provisions) are classified as liabilities in the statement of financial position. The liability is measured both initially and in subsequent periods at fair value, with changes in fair value charged to finance expenses, net. See note 5.

Fair value measurement [Policy Text Block]
e.	Fair value measurement:

Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

As of August 31, 2013, the assets or liabilities measured at Level 3 fair value are comprised of warrants. In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent.

m.	Fair value measurement

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value of the financial instruments included in the working capital of the Company is usually identical or close to their carrying value.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1 - Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
Level 2 - Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.
Level 3 - Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

Newly issued and recently adopted Accounting Pronouncements [Policy Text Block]
f.	Newly issued and recently adopted Accounting Pronouncements

1.

In June 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (ASU) 2011-05, an update to ASC No. 220, “Presentation of Comprehensive Income,” which eliminates the option to present other comprehensive income and its components in the statement of shareholders’ equity. The Company can elect to present the items of net income and other comprehensive income in a single continuous statement of comprehensive income or in two separate, but consecutive, statements. Under either method the statement would need to be presented with equal prominence as the other primary financial statements. The amended guidance, which must be applied retroactively, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with earlier adoption permitted. In December 2011, the FASB issued another update on the topic, which deferred the effective date pertaining only to the presentation of reclassification adjustments on the face of the financial statements. The Company adopted the pronouncement in the annual financial statements as of November 30, 2012.

2.

In February 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). This update requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, ASU 2013-02 requires presentation, either on the face of the income statement or in the notes, of significant amounts reclassified out of accumulated other comprehensive income by respective line items of net income, but only if the amounts reclassified are required to be reclassified in their entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about these amounts. The amendments in ASU 2013-02 will be effective prospectively for annual reporting periods beginning after December 15, 2012, and interim periods within those annual periods. ASU 2013-02 is effective for the Company on November 30, 2013. The Company does not expect the adoption of ASU 2013-02 to have a material effect on the consolidated financial statement presentation.

Research and development [Policy Text Block]

i.	Research and development

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, employee benefits and consulting fees All costs associated with research and developments are expensed as incurred.

Principles of consolidation [Policy Text Block]

e.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned Subsidiary. All inter-company transactions and balances have been eliminated in consolidation.

Functional currency [Policy Text Block]

d.	Functional currency

The currency of the primary economic environment in which the operations of the Company and Subsidiary are conducted is the US dollar (“$” or “dollar”).

Most of the Group's expenses are incurred in dollars and source of the Group's financing has been provided in dollars. Thus, the functional currency of the Company and the Subsidiary is the dollar.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in foreign currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For foreign transactions and other items reflected in the statements of operations, the following exchange rates are used: (1) for transactions – exchange rates at transaction dates or average rates and (2) for other items (derived from non-monetary balance sheet items such as depreciation) – historical exchange rates. The resulting transaction gains or losses are carried to financial income or expenses, as appropriate.

Income Taxes [Policy Text Block]

h.	Income taxes

1.

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is recognized to the extent that it is more likely than not that the deferred taxes will not be realized in the foreseeable future. It is the Company’s policy to classify interest and penalties on income taxes as interest expense or penalties expense.

	2.	Uncertainty in income tax

The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained on examination. If this threshold is met, the second step is to measure the tax position as the largest amount that is greater than 50% likely of being realized upon ultimate settlement.

3.

Taxes that would apply in the event of disposal of investment in Subsidiary have not been taken into account in computing the deferred income taxes, as it is the Company’s intent and ability to hold this investment.

Stock-Based Compensation [Policy Text Block]

l.	Stock-Based Compensation

The Company accounts for employee stock-based compensation in accordance with the guidance of ASC Topic 718, Compensation which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their grant date fair values. The fair value of the equity instrument is charged to compensation expense and credited to additional paid-in capital over the period during which services are rendered.

The Company follows ASC Topic 505-50, formerly EITF 96 - 18, “Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling Goods and Services,” for stock options issued to consultants and other non-employees. In accordance with ASC Topic 505-50, these stock options issued as compensation for services provided to the Company are accounted for based upon the fair value of the options. The fair value of the options granted is measured on a final basis at the end of the related service period and is recognized over the related service period using the straight-line method.

Use of estimates in the preparation of financial statements [Policy Text Block]

c.	Use of estimates in the preparation of financial statements

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the financial statements date and the reported expenses during the reporting periods. Actual results could differ from those estimates. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to stock based compensation and valuation of tax exposures.

Cash and cash equivalents [Policy Text Block]

f.	Cash and cash equivalents

The Company considers all short term, highly liquid investments, which include short-term deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash, to be cash equivalents.

Property and equipment [Policy Text Block]
g.	Property and equipment

Property and equipment are recorded at cost and depreciated by the straight-line method over the estimated useful lives of the assets.

Annual rates of depreciation are as follows:

Computers	33%
Office furniture and equipment	6%

Loss per common stock [Policy Text Block]
j.	Loss per common stock

Basic and diluted net loss per common stock are computed by dividing the net loss for the period by the weighted average number of shares of common stock outstanding. Outstanding stock options and warrants have been excluded from the calculation of the diluted loss per share because all such securities are anti-dilutive for all periods presented. The total number of common stock options and warrants excluded from the calculation of diluted net loss was 7,883,198 for the year ended November 30, 2012 (0 for the year ended November 30, 2011).

Concentration of credit risk [Policy Text Block]

k.	Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents and bank deposits. The Company held these instruments with highly rated financial institutions. The Company has not experienced any credit losses in these accounts and does not believe it is exposed to any significant credit risk on these instruments.

Reclassifications [Policy Text Block]

n.	Reclassifications

Certain figures in respect of prior years have been reclassified to conform to the current year presentation.